Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 7	Intangible Assets
Intangible assets consist mainly of office and administrative software as well as scientific software purchased by the Group.

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2020/12/31			adjustments		2021/12/31
Gross
Software	1,440	126	(255)	—	(17)	1,294
Patents	91	—	(21)	—	—	70
Other intangibles	—	—	(17)	—	17	—
TOTAL—Gross	1,531	127	(294)	—	—	1,364
Accumulated depreciation and impairment
Software	(1,213)	(152)	176	—	—	(1,190)
Patents	(21)	—	21	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,234)	(152)	197	—	—	(1,190)
TOTAL - Net	297	(26)	(97)	—	—	174

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2021/12/31			adjustments		2022/06/30
Gross
Software	1,294	14	(23)	—	—	1,285
Patents	70	—	—	—	—	70
Other intangibles	—	—	—	—	—	—
TOTAL—Gross	1,364	14	(23)	—	—	1,355
Accumulated depreciation and impairment
Software	(1,190)	(37)	21	—	—	(1,206)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,190)	(37)	21	—	—	(1,206)
TOTAL - Net	174	(23)	(2)	—	—	149